NORTHERN LIGHTS FUND TRUST

September 3, 2014

 Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  Northern Lights Fund Trust – Eagle MLP Strategy Fund

Zeo Strategic Income Fund

Chadwick & D'Amato Fund

CMG Tactical Futures Strategy Fund

CMG Global Equity Fund

KCM Macro Trends Fund

Pacific Financial Explorer Fund

Pacific Financial International Fund

Pacific Financial Strategic Conservative Fund

Pacific Financial Tactical Fund

Pacific Financial Faith & Values Based Moderate Fund

Pacific Financial Alternative Strategies Fund

Pacific Financial Flexible Growth & Income Fund

Pacific Financial Balanced Fund

Pacific Financial Foundational Asset Allocation Fund

Pacific Financial Faith & Values Based Conservative Fund

Pacific Financial Faith & Values Based Diversified Growth Fund

Pacific Financial Core Equity Fund

Toews Hedged Core W Fund

Toews Hedged Core Frontier Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Core L Fund

Toews Hedged Core S Fund

Toews Hedged Growth Allocation Fund

Toews Unconstrained Income Fund

Post Effective Amendment Nos. 625, 626, 627, 628, 629, 630, 631,  to the Registration Statements on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Eagle MLP Strategy Fund, Zeo Strategic Income Fund, Chadwick & D'Amato Fund, CMG Tactical Futures Strategy Fund, CMG Global Equity Fund, KCM Macro Trends Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Foundational Asset Allocation Fund, Pacific Financial Faith & Values Based Conservative Fund, Pacific Financial Faith & Values Based Diversified Growth Fund, Toews Hedged Core Fund, Toews Hedged Core Frontier Fund, Toews

Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, and Toews Unconstrained Income Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Eagle MLP Strategy Fund	625	0000910472-14-003535	August 21, 2014
Zeo Strategic Income Fund	626	0000910472-14-003598	August 25, 2014
Chadwick & D'Amato Fund	627	0000910472-14-003597	August 25, 2014
CMG Tactical Futures Strategy Fund	628	0000910472-14-003627	August 26, 2014
CMG Global Equity Fund	628	0000910472-14-003629	August 26, 2014
KCM Macro Trends Fund	629	0000910472-14-003629	August 26, 2014
Pacific Financial Core Equity Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Explorer Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial International Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Strategic Conservative Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Tactical Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Faith & Values Based Moderate Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Alternative Strategies Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Flexible Growth & Income Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Balanced Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Foundational Asset Allocation Fund	630	0000910472-14-003781	August 27, 2014

Pacific Financial Faith & Values Based Conservative Fund	630	0000910472-14-003781	August 27, 2014
Pacific Financial Faith & Values Based Diversified Growth Fund	630	0000910472-14-003781	August 27, 2014
Toews Hedged Core Fund	631	0000910472-14-003782	August 28, 2014
Toews Hedged Core Frontier Fund	631	0000910472-14-003782	August 28, 2014
Toews Hedged High Yield Bond Fund	631	0000910472-14-003782	August 28, 2014
Toews Hedged Core L Fund	631	0000910472-14-003782	August 28, 2014
Toews Hedged Core S Fund	631	0000910472-14-003782	August 28, 2014
Toews Hedged Growth Allocation Fund	631	0000910472-14-003782	August 28, 2014
Toews Unconstrained Income Fund	631	0000910472-14-003782	August 28, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary